Consolidated Statements of Profit and Loss ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪) ₪ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 ILS (₪) ₪ / shares [1]	Dec. 31, 2016 ILS (₪) ₪ / shares [1]
Profit or loss [abstract]
Gain from loss of significant influence in associate	₪ 71,265	$ 19,014
Gain from fair value adjustment	13,915	3,713
Total gains	85,180	22,727
Share in losses of associates, net			(20,202)	(54,313)
General and administrative expenses	(11,940)	(3,186)	(14,723)	(10,003)
Other expenses, net	(4,877)	(1,301)	1,596	(567)
Operating profit (loss)	68,363	18,240	(33,329)	(64,883)
Financial expenses	55,716	14,867	69,457	60,280
Financial income	(1,801)	(481)	(1,720)	(2,318)
Exchange differences, net	(14,796)	(3,948)	816	(2,602)
Change in fair value of financial instruments measured at fair value through profit and loss	(31,220)	(8,331)
Total revenues and gains	(7,899)	(2,107)	(68,553)	(55,360)
Profit (loss) before income taxes	60,464	16,133	(101,882)	(120,243)
Income taxes (benefits) expenses	(5,245)	(1,399)	7,000
Profit (loss) from continuing operations	65,709	17,532	(108,882)	(120,243)
Loss from discontinued operations, net	(650,077)	(173,446)	(292,799)	(191,825)
Loss for the year	(584,368)	(155,914)	(401,681)	(312,068)
Attributable to:
Equity holders of the Company	(517,833)	(138,162)	(338,034)	(194,830)
Non-controlling interest	(66,535)	(17,752)	(63,647)	(117,238)
Total attributable	(584,368)	(155,914)	(401,681)	(312,068)
Profit (loss) from continuing operations
Equity holders of the Company	41,910	11,182	(105,331)	(113,642)
Non-controlling interest	23,799	6,350	(3,551)	(6,601)
Total profit (loss) from continuing operations	65,709	17,532	(108,882)	(120,243)
Loss from discontinued operation, net
Equity holders of the Company	(559,743)	(149,344)	(232,703)	(81,188)
Non-controlling interest	(90,334)	(24,102)	(60,096)	(110,637)
Total loss from discontinued operation, net	₪ (650,077)	$ (173,446)	₪ (292,799)	₪ (191,825)
Basic and diluted earnings (loss) per share:
From continuing operation | (per share)	₪ 4.56	$ 1.22	₪ (11.46)	₪ (12.36)
From discontinued operations | (per share)	(60.90)	(16.25)	(25.32)	(8.83)
Total basic and diluted earnings profit (loss) per share | (per share)	₪ (56.34)	$ (15.03)	₪ (36.78)	₪ (21.2)

[1]	Reclassified (discontinued operations). Refer to Note 19.